GUGGENHEIM VARIABLE FUNDS TRUST - SERIES E

GUGGENHEIM VARIABLE FUNDS TRUST - SERIES E (TOTAL RETURN BOND SERIES)

Guggenheim Variable Funds Trust

805 King Farm Blvd., Suite 600

Rockville, Maryland 20850

Supplement Dated May 19, 2014

to the Statutory Prospectus and Summary Prospectus Dated April 30, 2014, as

supplemented from time to time

This supplement provides updated information beyond that contained in the currently effective Statutory Prospectus and Summary Prospectus (the “Prospectuses”) for Series E (Total Return Bond Series) (the “Series”) and should be read in conjunction with the Prospectuses.

The Board of Trustees of Guggenheim Variable Funds Trust recently approved certain changes to the Series’ investment strategies that would provide the Series with the flexibility to invest a greater degree in fixed-income securities that are below investment grade. In particular, the Board of Trustees approved a change to the Series’ investment strategies that would permit the Series to invest up to 33 1/3% of its total assets in fixed-income securities that are below investment grade. Previously, the Series was permitted to invest up to 20% of its assets in fixed-income securities that were below investment grade.

The changes to the Series’ investment strategies will become effective immediately. Therefore, effective immediately, the Prospectuses will be revised substantially as follows:

Principal Investment Strategies

The second paragraph of the section titled “Principal Investment Strategies” in the Series’ Prospectuses will be deleted in its entirety and replaced with the following:

The Series may hold fixed income securities of any quality, rated or unrated, including, those that are rated below investment grade, or if unrated, determined to be of comparable quality (also known as “high yield securities” or “junk bonds”). If nationally recognized statistical rating organizations assign different ratings to the same security, the Series will use the higher rating for purposes of determining the security’s credit quality. However, the Series may not invest more than 33 1/3% of its total assets in fixed-income securities that are below investment grade. The Series may hold securities of any duration or maturity.

Please Retain This Supplement for Future Reference TRBVT-COMBO-SUP-0514x0115